Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Share-Based Compensation Plans [Abstract]
Share-Based Compensation Plans
03.
Share-Based Compensation Plans

We account for share-based payments according to the accounting guidance on share-based payments. During 2012, 2011 and 2010, we recognized approximately $30.0, $31.4 and $24.1, respectively, in share-based compensation expense related to stock options, deferred stock, restricted stock and performance share units, all of which is recorded in selling and administrative expenses. The total income tax benefit recognized related to share-based compensation during 2012, 2011 and 2010 was $2.4, $3.0 and $3.7, respectively. Consideration received from share-based awards for 2012, 2011 and 2010 was $6.0, $31.8 and $24.9, respectively. The excess income tax (deficit)/benefit recognized related to share-based compensation awards, which is recorded in capital in excess of par value, for 2012, 2011 and 2010 was approximately $(2.1), $3.1 and $3.7, respectively. We recognize compensation expense on grants of share-based compensation awards on a straight-line basis over the vesting period of each award.

STOCK OPTIONS
Until May 3, 2011, all share-based compensation was granted under the 2003 Equity Incentive Plan of Manpower Inc. ("2003 Plan"). Following this date, all share-based compensation has been granted under the 2011 Equity Incentive Plan of Manpower Inc. ("2011 Plan"). Options and stock appreciation rights are granted at a price not less than 100% of the fair market value of the common stock at the date of grant. Generally, options are granted with a ratable vesting period of up to four years and expire ten years from date of grant. No stock appreciation rights had been granted or were outstanding as of December 31, 2012 or 2011.

A summary of stock option activity is as follows:

	Shares (000)	Wtd. Avg. Exercise Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding, January 1, 2010	5,858	$46
Granted	897	53
Exercised	(682)	37		$14
Expired or cancelled	(133)	50
Outstanding, December 31, 2010	5,940	$48	6.2
Vested or expected to vest, December 31, 2010	5,877	$48	6.1
Exercisable, December 31, 2010	3,446	$49	4.7
Outstanding, January 1, 2011	5,940	$48
Granted	199	67
Exercised	(721)	39		$13
Expired or cancelled	(153)	49
Outstanding, December 31, 2011	5,265	$50	5.7	$7
Vested or expected to vest, December 31, 2011	5,235	$50	5.6
Exercisable, December 31, 2011	3,626	$51	4.8	$4
Outstanding, January 1, 2012	5,265	$50
Granted	302	45
Exercised	(116)	34		$1
Expired or cancelled	(107)	51
Outstanding, December 31, 2012	5,344	$50	5.0	$14
Vested or expected to vest, December 31, 2012	5,326	$50	4.9
Exercisable, December 31, 2012	4,210	$51	4.3	$11

Options outstanding and exercisable as of December 31, 2012 are as follows:

		Options Outstanding		Options Exercisable
Exercise Price	Shares (000)	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares (000)	Weighted- Average Exercise Price
$27–$34	1,211	5.4	$31	918	$31
$35–$44	1,073	3.9	44	775	44
$45–$55	1,522	5.2	53	1,127	53
$56–$93	1,538	5.0	66	1,390	66
	5,344	5.0	$50	4,210	$51

We have recognized expense of $9.4, $12.1 and $14.3 related to stock options for the years ended December 31, 2012, 2011 and 2010, respectively. The total fair value of options vested during the same periods was $11.4, $14.3 and $12.7, respectively. As of December 31, 2012, total unrecognized compensation cost was approximately $10.5, net of estimated forfeitures, which we expect to recognize over a weighted-average period of approximately 1.5 years.

We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2012	2011	2010
Average risk-free interest rate	1.1%	2.6%	2.6%
Expected dividend yield	1.8%	1.1%	1.4%
Expected volatility	44.0%	41.0%	41.0%
Expected term (years)	5.9	5.9	5.4

The average risk-free interest rate is based on the five-year United States Treasury security rate in effect as of the grant date. The expected dividend yield is based on the expected annual dividend as a percentage of the market value of our common stock as of the grant date. We determined expected volatility using a weighted average of daily historical volatility (weighted 75%) of our stock price over the past five years and implied volatility (weighted 25%) based upon exchange traded options for our common stock. We believe that a blend of historical volatility and implied volatility better reflects future market conditions and better indicates expected volatility than considering purely historical volatility. We determined the expected term of the stock options using historical data. The weighted-average grant-date fair value per option granted during the year was $15.88, $25.21 and $19.26 in 2012, 2011 and 2010, respectively.

DEFERRED STOCK
Our non-employee directors may elect to receive deferred stock in lieu of part or all of their annual cash retainer otherwise payable to them. The number of shares of deferred stock is determined pursuant to a formula set forth in the terms and conditions adopted under the 2003 Plan and subsequently under the 2011 Plan and the deferred stock is settled in shares of common stock according to these terms and conditions. As of December 31, 2012, 2011 and 2010, there were 28,400, 23,566 and 18,403, respectively, shares of deferred stock awarded under this arrangement, all of which are vested.

Non-employee directors also receive an annual grant of deferred stock (or restricted stock, if they so elect) as additional compensation for board service. The award vests in one year in equal quarterly installments and the vested portion of the deferred stock is settled in shares of common stock either upon a director's termination of service or three years after the date of grant (which may in most cases be extended at the directors' election) in accordance with the terms and conditions under the 2003 Plan and the 2011 Plan. As of December 31, 2012, 2011 and 2010, there were 14,685, 8,732 and 4,448, respectively, shares of deferred stock and 20,559, 9,978 and 13,341, respectively, shares of restricted stock granted under this arrangement, all of which are vested. We recognized expense of $0.8, $0.8 and $0.3 related to deferred stock in 2012, 2011 and 2010, respectively.

RESTRICTED STOCK
We grant restricted stock and restricted stock unit awards to certain employees and to non-employee directors who may elect to receive restricted stock rather than deferred stock as described above. Restrictions lapse over periods ranging up to six years, and in some cases upon retirement. We value restricted stock awards at the closing market value of our common stock on the date of grant.

A summary of restricted stock activity is as follows:

	Shares (000)	Wtd. Avg. Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Unvested, January 1, 2010	369	$43	1.6
Granted	21	56
Vested	(86)	41
Forfeited	(9)	31
Unvested, December 31, 2010	295	$45	0.9
Granted	264	$67
Vested	(143)	46
Forfeited	(7)	52
Unvested, December 31, 2011	409	$59	1.8
Granted	309	$44
Vested	(124)	40
Forfeited	(5)	67
Unvested, December 31, 2012	589	$55	1.7	$25

During 2012, 2011 and 2010, we recognized $10.0, $7.0 and $4.4, respectively, of expense related to restricted stock awards. As of December 31, 2012, there was approximately $14.0 of total unrecognized compensation cost related to unvested restricted stock, which we expect to recognize over a weighted-average period of approximately 1.9 years.

PERFORMANCE SHARE UNITS
Our 2003 Plan and our 2011 Plan allow us to grant performance share units. We grant performance share units with a performance period ranging from one to three years. Vesting of units occurs at the end of the performance period or after a subsequent holding period, except in the case of termination of employment where the units are forfeited immediately. Upon retirement, a prorated number of units vest depending on the period worked from the grant date to retirement date. In the case of death or disability, the units immediately vest at the Target Award level if the death or disability date is during the performance period, or at the level determined by the performance criteria met during the performance period if the death or disability occurs during the subsequent holding period. The units are settled in shares of our common stock. A payout multiple is applied to the units awarded based on the performance criteria determined by the Executive Compensation and Human Resources Committee of the Board of Directors at the time of grant.

In the event the performance criteria exceed the target performance level, an additional number of shares, up to the Outstanding Award level, may be granted. In the event the performance criteria falls below the target performance level, a reduced number of shares, as low as the Threshold Award level, may be granted. If the performance criteria falls below the threshold performance level, no shares will be granted.

A summary of the performance share units detail by grant year is as follows:

	2010	2011	February 2012	July 2012
Grant Date	February 18, 2010	February 16, 2011	February 15, 2012	July 1, 2012
Performance Period (Years)	2010–2011	2011	2012	2012–2014
Vesting Date(s)	100% on	50% on	50% on	50% on
	December 31, 2011	December 31, 2012 and 2013	December 31, 2013 and 2014	December 31, 2015 and 2016
Payout Levels (in units):
Threshold Award	53,621	63,655	88,907	68,056
Target Award	107,242	127,310	177,814	136,112
Outstanding Award	214,484	254,620	355,628	272,224
Units Forfeited in 2012 (at Target Award level)	2,500	5,668	19,137	18,824
Shares Issued in 2012	196,125	106,394	—	—
Shares Subject to Holding Period as of December 31, 2012	—	94,756	170,701	—
% of the Target Performance Level based on the Average Operating Profit Margin over the Performance Period	183%	158%	96%	N/A

We recognize and adjust compensation expense based on the likelihood of the performance criteria specified in the award being achieved. The compensation expense is recognized over the performance and holding periods and is recorded in selling and administrative expenses. We have recognized total compensation expense of $9.6, $11.3 and $5.3 in 2012, 2011 and 2010, respectively, related to the performance share units.

OTHER STOCK PLANS
Under the 1990 Employee Stock Purchase Plan, designated employees meeting certain service requirements may purchase shares of our common stock through payroll deductions. These shares may be purchased at their fair market value on a monthly basis. The current plan is non-compensatory according to the accounting guidance on share-based payments.

We also maintain the Savings Related Share Option Scheme for United Kingdom employees with at least one year of service. The employees are offered the opportunity to obtain an option for a specified number of shares of common stock at not less than 85% of its market value on the day prior to the offer to participate in the plan. Options vest after either three, five or seven years, but may lapse earlier. Funds used to purchase the shares are accumulated through specified payroll deductions over a 60-month period. We recognized $0.2 of expense for shares purchased under the plan in 2012 and 2011, and a benefit of $0.2 in 2010 due to forfeitures.